Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair Value of Derivative Assets and Liabilities
The following table shows the fair value (in thousands) of the derivative instruments that are required to be measured at fair value on a recurring basis as of December 31, 2015 and 2014, which are classified as other current assets, non-current derivative assets, derivative liabilities or other non-current liabilities in our Consolidated Balance Sheets.

	Fair Value Measurements as of
	December 31, 2015				December 31, 2014
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Natural Gas Derivatives asset	$—	$39	$—	$39	$—	$1,216	$—	$1,216
Liquefaction Supply Derivatives asset (liability)	—	(25)	32,492	32,467	—	—	342	342
Interest Rate Derivatives liability	—	(8,740)	—	(8,740)	—	(12,036)	—	(12,036)

Fair Value Inputs, Assets, Quantitative Information
The following table includes quantitative information for the unobservable inputs for the Level 3 Liquefaction Supply Derivatives as of December 31, 2015:

	Net Fair Value Asset (in thousands)	Valuation Technique	Significant Unobservable Input	Significant Unobservable Inputs Range
Liquefaction Supply Derivatives	$32,492	Income Approach	Basis Spread	$ (0.350) - $0.050

Derivative Net Presentation on Consolidated Balance Sheets
The following table shows the fair value (in thousands) of our derivatives outstanding on a gross and net basis:

	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets
Offsetting Derivative Assets (Liabilities)
As of December 31, 2015
Natural Gas Derivatives	$188	$(149)	$39
Liquefaction Supply Derivatives	33,636	(595)	33,041
Liquefaction Supply Derivatives	(574)	—	(574)
Interest Rate Derivatives	(8,740)	—	(8,740)
As of December 31, 2014
Natural Gas Derivatives	1,226	(10)	1,216
Liquefaction Supply Derivatives	662	—	662
Liquefaction Supply Derivatives	(320)	—	(320)
Interest Rate Derivatives	11,158	—	11,158
Interest Rate Derivatives	(23,194)	—	(23,194)

Commodity Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair Value of Derivative Instruments by Balance Sheet Location
The following table (in thousands) shows the fair value and location of our Commodity Derivatives on our Consolidated Balance Sheets:

	December 31, 2015			December 31, 2014
	Natural Gas Derivatives (1)	Liquefaction Supply Derivatives	Total	Natural Gas Derivatives (1)	Liquefaction Supply Derivatives	Total
Balance Sheet Location
Other current assets	$39	$2,737	$2,776	$1,216	$76	$1,292
Non-current derivative assets	—	30,304	30,304	—	586	586
Total derivative assets	39	33,041	33,080	1,216	662	1,878

Derivative liabilities	—	(490)	(490)	—	(53)	(53)
Other non-current liabilities	—	(84)	(84)	—	(267)	(267)
Total derivative liabilities	—	(574)	(574)	—	(320)	(320)

Derivative asset, net	$39	$32,467	$32,506	$1,216	$342	$1,558

(1)
Does not include a collateral deposit of $0.4 million and a collateral call of $1.1 million for such contracts, which are included in other current assets in our Consolidated Balance Sheets as of December 31, 2015 and 2014, respectively.

Derivative Instruments, Gain (Loss)
The following table (in thousands) shows the changes in the fair value and settlements and location of our Commodity Derivatives recorded on our Consolidated Statements of Operations during the years ended December 31, 2015, 2014 and 2013:

		Year Ended December 31,
	Statement of Operations Location	2015	2014	2013
Natural Gas Derivatives loss	Revenues	$—	$(31)	$(463)
Natural Gas Derivatives gain	Operating and maintenance expense	2,065	1,389	657
Liquefaction Supply Derivatives gain (1)	Operating and maintenance expense	32,503	342	—

(1)	Does not include the realized value associated with derivative instruments that settle through physical delivery.

Interest Rate Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Schedule of Notional Amounts of Outstanding Derivative Positions
At December 31, 2015, SPL had the following Interest Rate Derivatives outstanding:

	Initial Notional Amount	Maximum Notional Amount	Effective Date	Maturity Date	Weighted Average Fixed Interest Rate Paid	Variable Interest Rate Received
Interest Rate Derivatives	$20.0 million	$628.8 million	August 14, 2012	July 31, 2019	1.98%	One-month LIBOR

Fair Value of Derivative Instruments by Balance Sheet Location
The following table (in thousands) shows the fair value and location of our Interest Rate Derivatives on our Consolidated Balance Sheets:

		Fair Value Measurements as of
	Balance Sheet Location	December 31, 2015	December 31, 2014
Interest Rate Derivatives	Derivative liabilities	$(5,940)	$(23,194)
Interest Rate Derivatives	Non-current derivative assets (Other non-current liabilities)	(2,800)	11,158

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
The following table (in thousands) details the effect of our Interest Rate Derivatives included in Other Comprehensive Income (“OCI”) and accumulated other comprehensive income (“AOCI”) during the year ended December 31, 2013. The Interest Rate Derivatives had no effect on OCI during the years ended December 31, 2015 and 2014.

	Gain (Loss) in OCI	Gain (Loss) Reclassified from AOCI into Interest Expense (Effective Portion)	Losses Reclassified into Earnings as a Result of Discontinuance of Cash Flow Hedge Accounting
Year Ended December 31, 2013
Interest Rate Derivatives - Designated	$21,297	$—	$5,807
Interest Rate Derivatives - Settlements	(30)	—	166

Derivative Instruments, Gain (Loss)
The following table (in thousands) shows the changes in the fair value and settlements of our Interest Rate Derivatives recorded in derivative gain (loss), net on our Consolidated Statements of Operations during the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
	2015	2014	2013
Interest Rate Derivatives gain (loss)	$(41,722)	$(119,401)	$88,596